Label	Element	Value
Vident International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001540305_SupplementTextBlock
Vident Core U.S. Bond Strategy ETF

Vident Core U.S. Equity Fund

Vident International Equity Fund

(each a “Fund” and collectively, the “Funds”)

each a series of ETF Series Solutions

January 4, 2016

Supplement to the

Summary Prospectuses, Prospectus, and Statement of Additional Information

dated December 31, 2015

Effective January 4 and 5, 2016, the investment objectives and principal investment strategies of the Funds will be as follows:

Vident International Equity Fund

Risk/Return [Heading]	rr_RiskReturnHeading	Vident International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Vident International Equity Fund seeks to track the price and total return performance, before fees and expenses, of the Vident International Equity Index (the “International Equity Index”).
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the International Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the International Equity Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the International Equity Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the International Equity Index as a whole.

Eligible International Equity Index Universe

The International Equity Index is a rules-based, systematic strategy index comprised of equity securities of issuers in developed and emerging markets outside of the United States.

The strategy seeks to apply principled reasoning, expressed through innovative risk design, to provide a systematic and structured investment process that addresses the risks and opportunities of allocating capital in and among international equities.

International Equity Index construction begins by establishing a universe of the largest and most liquid developed and emerging markets countries located outside of the United States (as measured by free-float adjusted market capitalization). Within each country represented in the International Equity Index, a liquidity screen is applied to companies that comprise each country’s equity universe. This screen generally eliminates (i) the smallest thirty percent of publicly traded equities in the universe by free-float adjusted market capitalization, (ii) equities with average daily trading volume of less than $1.5 million over the previous six-month period, and (iii) companies with less than 50% free floating shares or $500 million market capitalization. If there are not at least ten companies that pass these screens within a particular country, the International Equity Index committee may relax one or more of the above criteria until each country is represented in the International Equity Index by at least ten companies. The resulting equities are organized by principal domicile and constitute the International Equity Index’s investable universe for each country.  While the number of countries represented in the International Equity Index may change from time to time (e.g., at International Equity Index reconstitution or rebalance), the number of countries represented in the International Equity Index is expected to generally be between 35 and 45.

Establishing the Baseline International Equity Index Constituents

Company weights within each country are established pursuant to a rules-based risk assessment methodology, which evaluates each component’s vulnerability during periods of market turbulence and its respective contribution to the overall country’s risk. This process is repeated for each country represented in the International Equity Index. Once established at the country-level, the process then applies a similar risk-weighting process across the country universe to establish the baseline index constituents.

Systematic Country Tilting

In a parallel process, individual countries are systematically ranked in quintiles according to contextual factors contributing to economic growth and private sector productivity, in addition to valuation, corporate growth and market sentiment. The International Equity Index process employs these rankings to systematically increase or decrease weightings from the baseline. Countries with the highest relative ranking (quintiles 1 and 2) can be adjusted up to +25% and +12.5% from their baseline weight, respectively, while countries with the lowest relative rankings (quintiles 4 and 5) can be adjusted up to -12.5% and -25% from their baseline weight, respectively. For example, a country with a 5% baseline weight ranked in the first quintile would be adjusted to a 6.25% weight within the International Equity Index. Countries ranked in quintile 3 remain at baseline weight. Individual country weights are capped at 10%.

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the International Equity Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. Exchange Traded Concepts, LLC (the “Adviser”), the Fund’s investment adviser, expects that, over time, the correlation between the Fund’s performance and that of the International Equity Index, before fees and expenses, will be 95% or better.

To the extent the International Equity Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the International Equity Index.

The Fund normally will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in the types of securities suggested by its name. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of its underlying International Equity Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. The Fund may invest in equity securities of issuers of any market capitalization. The Fund generally may invest up to 20% of its total assets in securities not included in its International Equity Index, but which the Fund believes will help it track its International Equity Index. For example, the Fund may invest in securities that are not components of its International Equity Index in order to reflect various corporate actions and other changes to its International Equity Index (such as reconstitutions, additions and deletions). Under normal circumstances, as long as the Fund invests at least 80% of its assets as noted above, it also may invest its other assets in cash and cash equivalents, as well as in shares of other investment companies, futures contracts, and swaps. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the International Equity Index, before fees and expenses, will be 95% or better.

International Equity Index. Unlike most traditional indices that weight issuers based on market capitalization, the Fund’s International Equity Index uses a risk-based assessment of issuers and countries, together with environments believed to be favorable for economic growth and private sector productivity. The International Equity Index also seeks to mitigate some of the risks often associated with market capitalization-weighted indices, including country, currency and issuer concentration, as well as higher weightings in more developed countries that also exhibit lower structural growth and deteriorating fiscal and/or fundamental risk characteristics.

Each issuer is associated with a country based primarily on its place of organization or the location of its primary listing exchange. However, issuers with multi-national operations may be assigned to an alternate country based on a variety of factors, such as the geographic location of the issuer’s assets, revenue sources, manufacturing facilities, employees and customers.

Each country is given a risk rating semi-annually based on the implied valuation required to support its fundamental risk characteristics (such as fiscal characteristics, monetary policy, political stability, demographics and economic freedom characteristics). The required valuation (or “fair value yield”) is then compared to each country’s prevailing earnings yield to determine its relative attractiveness. Other factors are likewise considered in adjusting each country’s ranking (such as valuation-adjusted corporate growth and momentum). Countries are then divided into quintiles and weightings are systematically adjusted higher or lower within a controlled range from the baseline weight per quintile.

All rules are systematized and rely on data available at each rebalancing period. The International Equity Index is reconstituted in January and rebalanced semi-annually in July.

The International Equity Index was created in April 2013 in anticipation of the commencement of operations of the Fund. Additional information regarding the International Equity Index, including its value, is available through Bloomberg using the ticker symbol VIDIX, as well as on the websites of the Index Provider, at www.videntfinancial.com and Solactive AG at www.solactive.com.

Please retain this Supplement with your Summary Prospectuses, Prospectus, and Statement of Additional Information.